INCOME TAXES - Schedule Of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase (reduction) in rate resulting from:
Change in tax rates and new legislation	(4.00%)	(5.00%)
Tax rate effect of taxable income attributable to non-controlling interests	(8.00%)	(9.00%)
International operations subject to different tax rates	(4.00%)	(3.00%)
Portion of gains subject to different tax rates	(3.00%)	3.00%
Recognition of deferred tax assets	(12.00%)	(2.00%)
Non-recognition of the benefit of current year’s tax losses	1.00%	3.00%
Other	1.00%	(1.00%)
Effective income tax rate	(3.00%)	12.00%
Domestic Tax Authority
Increase (reduction) in rate resulting from:
Statutory income tax rate	26.00%	26.00%